Label	Element	Value
Provisions	ifrs-full_Provisions	$ 92,468,000
Property, Plant And Equipment, Contract Costs, Intangible Assets And Other Long-Term Assets, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	123,147,000
Refundable Tax Credits On Salaries, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	25,819,000
Work In Progress, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	43,569,000
Accounts Payable And Accrued Liabilities, Provisions And Other Long-Term Liabilities, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(50,776,000)
Tax Benefits On Losses Carried Forward, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(59,163,000)
Right-of-use assets [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	182,822,000
Goodwill, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	60,366,000
Lease liabilities [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(231,562,000)
Other temporary differences [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	1,322,000
Retirement Benefits Obligations, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(17,904,000)
Cash Flow Hedges, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	13,903,000
Accrued Compensation, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(45,407,000)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(93,873,000)
Assets held to hedge liabilities arising from financing activities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	(29,894,000)
Long-term borrowings [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	2,300,868,000
Lease liabilities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	911,525,000
In Accordance With IFRS 16 [Member]
Provisions	ifrs-full_Provisions	(5,987,000)
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(31,590,000)
In Accordance With IFRS 16 [Member] | Property, Plant And Equipment, Contract Costs, Intangible Assets And Other Long-Term Assets, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Refundable Tax Credits On Salaries, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Work In Progress, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Accounts Payable And Accrued Liabilities, Provisions And Other Long-Term Liabilities, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	17,150,000
In Accordance With IFRS 16 [Member] | Tax Benefits On Losses Carried Forward, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Right-of-use assets [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	182,822,000
In Accordance With IFRS 16 [Member] | Goodwill, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Lease liabilities [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(231,562,000)
In Accordance With IFRS 16 [Member] | Other temporary differences [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Retirement Benefits Obligations, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Cash Flow Hedges, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Accrued Compensation, Related Temporary Difference [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
In Accordance With IFRS 16 [Member] | Assets held to hedge liabilities arising from financing activities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	0
In Accordance With IFRS 16 [Member] | Long-term borrowings [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	(30,339,000)
In Accordance With IFRS 16 [Member] | Lease liabilities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	911,525,000
Additional paid-in capital [member]
Equity	ifrs-full_Equity	245,577,000
Accumulated other comprehensive income [member]
Equity	ifrs-full_Equity	176,694,000
Retained earnings [member]
Equity	ifrs-full_Equity	4,463,982,000
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(93,873,000)
Issued capital [member]
Equity	ifrs-full_Equity	1,903,977,000
Restructuring provision [member]
Provisions	ifrs-full_Provisions	39,212,000
Restructuring provision [member] | In Accordance With IFRS 16 [Member]
Provisions	ifrs-full_Provisions	0
Miscellaneous other provisions [member]
Provisions	ifrs-full_Provisions	27,432,000
Miscellaneous other provisions [member] | In Accordance With IFRS 16 [Member]
Provisions	ifrs-full_Provisions	(5,987,000)
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions	ifrs-full_Provisions	25,824,000
Provision for decommissioning, restoration and rehabilitation costs [member] | In Accordance With IFRS 16 [Member]
Provisions	ifrs-full_Provisions	0
Accumulated depreciation, amortisation and impairment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	(640,705,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(747,707,000)
Accumulated depreciation, amortisation and impairment [member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(640,705,000)
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	33,072,000
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(480,633,000)
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	24,787,000
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(16,961,000)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(139,726,000)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(110,387,000)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	8,285,000
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	(24,787,000)
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(24,787,000)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles and others [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(69,381,000)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles and others [Member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(69,381,000)
Accumulated depreciation, amortisation and impairment [member] | Properties [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(546,537,000)
Accumulated depreciation, amortisation and impairment [member] | Properties [Member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	(546,537,000)
Gross carrying amount [member]
Right-of-use assets	ifrs-full_RightofuseAssets	1,342,051,000
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	1,123,505,000
Gross carrying amount [member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	1,342,051,000
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(54,935,000)
Gross carrying amount [member] | Computer equipment [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	674,272,000
Gross carrying amount [member] | Computer equipment [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(40,357,000)
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	58,614,000
Gross carrying amount [member] | Land and buildings [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Gross carrying amount [member] | Leasehold improvements [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	224,559,000
Gross carrying amount [member] | Leasehold improvements [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Gross carrying amount [member] | Fixtures and fittings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	166,060,000
Gross carrying amount [member] | Fixtures and fittings [member] | In Accordance With IFRS 16 [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(14,578,000)
Gross carrying amount [member] | Computer equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	40,357,000
Gross carrying amount [member] | Computer equipment [member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	40,357,000
Gross carrying amount [member] | Motor vehicles and others [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	230,707,000
Gross carrying amount [member] | Motor vehicles and others [Member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	230,707,000
Gross carrying amount [member] | Properties [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	1,070,987,000
Gross carrying amount [member] | Properties [Member] | In Accordance With IFRS 16 [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 1,070,987,000